Share-based payments reserve (Details 3) - Stock Options 1 [Member]	6 Months Ended
	Feb. 28, 2025 $ / shares shares
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares	$ 0.46	[1]
Number of options outstanding	12,584,732
Number of options exercisable	6,864,732
Remaining contractual life	2 years 8 months 12 days	[1]
Range 1 [Member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares	$ 0.50
Number of options outstanding	5,500,000
Number of options exercisable	3,300,000
Expiry date	Aug. 17, 2027
Remaining contractual life	2 years 6 months
Range 2 [Member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares	$ 0.50
Number of options outstanding	1,628,613
Number of options exercisable	1,628,613
Expiry date	Mar. 05, 2025
Range 3 [Member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares	$ 0.45
Number of options outstanding	2,400,000
Number of options exercisable	960,000
Expiry date	Aug. 28, 2028
Remaining contractual life	3 years 6 months
Range 4 [Member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares	$ 0.45
Number of options outstanding	456,119
Number of options exercisable	456,119
Expiry date	Mar. 05, 2025
Range 5 [Member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares	$ 0.36
Number of options outstanding	2,600,000
Number of options exercisable	520,000
Expiry date	Dec. 24, 2029
Remaining contractual life	4 years 9 months 18 days

[1]	Total represents weighted average.